Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0002012383
Registrant Name	BlackRock, Inc.
Registration File Number	333-286025
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES